Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Calculation Of Basic And Diluted Earnings Per Share

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
	(Dollars in thousands, except share and per share data)
Numerator
Net income...........................................................................................................................	$ 52,476	$ 47,669	$ 1,096
Less: Dividend equivalents paid to vested RSUs and SARs...........................................................	(940)	(884)	(360)

Net income available to common shareholders...........................................................................	$ 51,536	$ 46,785	$ 736

Denominator
Weighted average shares outstanding-Basic...............................................................................	34,129,880	25,792,932	25,843,348
Dilutive common equivalent shares:
RSUs.....................................................................................................................................	102,914	164,998	143,344
SARs.....................................................................................................................................	10,662	3,675	5,370

Weighted average shares outstanding-Diluted.............................................................................	34,243,456	25,961,605	25,992,062

Earnings per share:
Basic.....................................................................................................................................	$ 1.51	$ 1.81	$ 0.03
Diluted...................................................................................................................................	$ 1.50	$ 1.80	$ 0.03